Investment Objectives and Goals - Rainwater Equity ETF	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	RAINWATER EQUITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Rainwater Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation.